UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                    811-07533

The Lou Holland Trust

(Exact name of registrant as specified in charter)

One North Wacker Drive, Suite 700

Chicago, IL 60606

(Address of principal executive offices)

Louis A. Holland

Holland Capital Management, L.P.

One North Wacker Drive, Suite 700

Chicago, IL 60606

(Name and address of agent for service)

Copy to:

Susan Chamberlain

Holland Capital Management, L.P.

One North Wacker Drive, Suite 700

Chicago, IL 60606

Registrant's telephone number, including area code: (312) 553-4844

Date of fiscal year end: December 31

Date of reporting period: July 1, 2007 – September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

The Lou Holland Growth Fund
Schedule of Investments
September 30, 2007 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 99.4% (a)
	Auto & Transportation - 2.9%
8,650	Burlington Northern Santa Fe Corp.	$ 702,121
8,825	FedEx Corp.	924,418
		1,626,539
	Consumer Discretionary - 9.9%
6,950	CDW Corp.*	606,040
26,500	The Cheesecake Factory Inc.*	621,955
14,500	International Game Technology	624,950
14,300	Kohl's Corp.*	819,819
8,200	MSC Industrial Direct Co. - Class A	414,838
17,900	Omnicom Group Inc.	860,811
22,950	Staples Inc.	493,196
18,850	Time Warner Inc.	346,086
20,050	Wal-Mart Stores, Inc.	875,182
		5,662,877
	Consumer Staples - 6.6%
24,500	PepsiCo, Inc.	1,794,870
12,950	Procter & Gamble Co.	910,903
22,750	Walgreen Co.	1,074,710
		3,780,483
	Financial Services - 11.4%
15,350	AFLAC Inc.	875,564
21,200	American International Group, Inc.	1,434,180
14,850	Automatic Data Processing, Inc.	682,061
12,300	Citigroup Inc.	574,041
20,700	Fannie Mae	1,258,767
2,700	Goldman Sachs Group, Inc.	585,198
21,200	H&R Block, Inc.	449,016
34,800	TD Ameritrade Holding Corp.*	634,056
		6,492,883
	Healthcare - 19.5%
10,700	Covidien Ltd.* f	444,050
12,250	CVS Corp.	485,468
13,450	Eli Lilly & Co.	765,709
11,750	Genzyme Corp.*	728,030
17,900	Hospira Inc.*	741,955
29,800	IMS Health Inc.	913,072
10,050	Invitrogen Corp.*	821,387

22,600	Johnson & Johnson	1,484,820
9,200	Laboratory Corporation of
	America Holdings*	719,716
13,800	McKesson Corp.	811,302
10,500	Medtronic Inc.	592,305
55,500	Schering-Plough Corp.	1,755,464
19,450	Teva Pharmaceutical
	Industries Ltd. – Sponsored ADR	864,941
		11,128,219
	Integrated Oils – 6.0%
5,000	Chevron Corp.	467,900
17,850	Exxon Mobil Corp.	1,652,196
19,800	Occidental Petroleum Corp.	1,268,784
		3,388,880
	Other - 1.1%
15,250	General Electric Corp.	631,350

	Other Energy - 7.5%
17,750	BJ Services Co.	471,263
19,750	Halliburton Co.	758,400
18,900	Noble Corp. f	927,045
34,000	XTO Energy, Inc.	2,102,558
		4,259,266
	Producer Durables - 2.2%
17,700	American Tower Corp.*	770,658
11,850	Suntech Power Holdings Co.
	Ltd. ADR *	472,815
		1,243,473
	Technology - 27.9%
28,850	Adobe Systems Inc.*	1,259,591
7,500	Affiliated Computer Services Inc.*	376,800
14,550	Apple Computer Inc.*	2,234,007
56,050	Citrix Systems, Inc.*	2,259,936
23,300	Cognos, Inc.* f	967,649
60,450	Intel Corp.	1,563,237
10,600	International Business Machines Corp.	1,248,680
31,350	Linear Technology Corp.	1,096,937
86,200	Microsoft Corp.	2,539,452
17,550	QUALCOMM Inc.	741,663
51,950	Symantec Corp.*	1,006,791
16,950	Zebra Technologies Corp.*	618,505
		15,913,248
	Utilities - 4.4%

38,125	Comcast Corp. - Class A*	921,863
14,300	Questar Corp.	751,179
42,800	Sprint Nextel Corp.	813,200
		2,486,242

	Total common stocks (cost $43,342,718)	56,613,460

Principal
Amount		Value
	SHORT - TERM INVESTMENTS - 0.5% (a)
	Money Market Fund - 0.5%
$ 309,354	Fidelity Institutional Money Market, 5.02% (b)	$ 309,354
	Total short-term investments (cost $309,354)	309,354

	Total Investments - 99.9% (cost $43,652,072)	56,922,814
	Other assets in excess of other liabilities - 0.1% (a)	45,868
	TOTAL NET ASSETS - 100%	$ 56,968,682

Investment Valuation
The net asset value of shares of the Lou Holland Growth Fund (the "Fund") is normally calculated as of the close of trading (generally, 4:00 PM Eastern) on the New York Stock Exchange
(the "Exchange") on every day the Exchange is open for trading. Stocks are valued at the last quoted sales price on the exchange on which they are primarily traded. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. Bonds are valued on the basis of prices furnished by approved pricing services or based on quotations provided by reputable broker-dealers. Investments in mutual funds are valued at the net asset value per share determined as of the close of the Exchange on the valuation date. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by Holland Capital Management, L.P. (the
“Investment Manager”) under the supervision of the Board of Trustees. The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale.
The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the Exchange. Short-term securities maturing within sixty (60) days are valued at amortized cost, which approximates market value.

Income Tax Information
At September 30, 2007, the aggregate cost of investment securities for income tax purposes was
$43,705,992. Net unrealized appreciation aggregated to $13,216,822, of which $14,033,219 was related to appreciated investment securities and $816,397 was related to depreciated investment securities.

For additional information on the Fund's policies regarding valuation of investments and other significant accounting matters, please refer to the Fund's most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures are effective and that they provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)      There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (the "Act")) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

See attached Exhibit 3(a) and Exhibit 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE LOU HOLLAND TRUST

By:	/s/ Louis A. Holland
Name:	Louis A. Holland
Title:	President and Principal Executive Officer
Date:	November 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Louis A. Holland
Name:	Louis A. Holland
Title:	President and Principal Executive Officer
Date:	November 5, 2007

By:	/s/ Laura J. Janus
Name:	Laura J. Janus
Title:	Treasurer and Principal Financial Officer
Date:	November 5, 2007

EXHIBIT LIST

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.